UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08529

Monteagle Funds

(Exact name of registrant as specified in charter)

209 Tenth Avenue South, Suite 332	Nashville, Tennessee 37203
(Address of principal executive offices)	(Zip code)

 The Corporation Trust Company
Corporate Trust Center
1209 Orange Street
Wilmington, DE  19801

(Name and address of agent for service)

With a copy to:
John H. Lively, Esq.
The Law Offices of John H Lively & Associates, Inc.
A member firm of The 1940 Act Law Group
2041 W. 141st Terrace
Suite 119
Leawood, KS 66224

Registrant's telephone number, including area code:  888.263.5593

Date of fiscal year end:  08/31/2012

Date of reporting period: 11/30/2011

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
November 30, 2011 (Unaudited)

PAR VALUE	U.S. GOVERNMENT AND AGENCY OBLIGATIONS (b) - 31.77%	FAIR VALUE

	U.S. Treasury Notes - 18.01%
$1,000,000	2.125%, due 08/15/2021	$1,006,953
500,000	2.625%, due 08/15/2020	530,508
500,000	3.125%, due 05/15/2021	548,867
2,000,000	3.625%, due 02/15/2020	2,288,906
750,000	3.625%, due 08/15/2019	857,402
750,000	3.75%, due 11/15/2018	862,969
		6,095,605
	Federal Farm Credit Banks - 2.54%
750,000	4.875%, due 12/16/2015	859,465

	Federal Home Loan Bank - 4.75%
500,000	5.05%, due 01/03/2018	524,214
250,000	5.125%, due 08/14/2013	270,328
500,000	5.25%, due 06/18/2014	558,605
250,000	5.75%, due 05/15/2012	256,415
		1,609,562
	Federal Home Loan Mortgage Corporation - 2.50%
750,000	3.75%, due 03/27/2019	845,429

	Federal National Mortgage Association - 3.97%
500,000	5.00%, due 03/02/2015	568,574
250,000	5.00%, due 08/02/2012	258,065
500,000	5.00%, due 08/02/2012	515,855
		1,342,494
	Total U.S. Government and Agency Obligations (Cost $9,904,538)	10,752,555

PAR VALUE	CORPORATE BONDS - 41.72%	FAIR VALUE

	Aerospace & Defense - 3.60%
$575,000	General Dynamics Corp., 5.25%, due 02/01/2014	$629,399
500,000	United Technologies Corp., 5.375%, due 12/15/2017	589,806
		1,219,205
	Banks - 10.49%
500,000	Bank of America Corp., 4.875%, due 01/15/2013	499,740
500,000	Goldman Sachs Group, Inc., 5.95%, due 01/18/2018	497,560
500,000	JPMorgan Chase & Co., 2.05%, due 01/24/2014	498,510
500,000	JPMorgan Chase & Co., 6.00%, due 01/15/2018 (b)	549,594
500,000	Morgan Stanley, 3.45%, due 11/02/2015	447,780
500,000	PNC Funding Corp., 4.375%, 08/11/2020	529,995
250,000	State Street Corp., 4.30%, due 05/30/2014	267,985
250,000	Wells Fargo & Co., 5.25%, due 10/23/2012	260,549
		3,551,713

MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
November 30, 2011 (Unaudited)

PAR VALUE	CORPORATE BONDS - 41.72% (continued)	FAIR VALUE

	Beverages - 1.53%
$500,000	Bottling Group, LLC, 4.625%, due 11/15/2012	$518,980

	Biotechnology - 1.57%
250,000	Amgen, Inc., 4.50%, due 03/15/2020 (b)	259,705
250,000	Amgen, Inc., 4.85%, due 11/18/2014	271,355
		531,060
	Chemicals - 0.78%
250,000	Sherwin-Williams, Co., 3.125%, due 12/15/2014	264,551

	Computers - 1.14%
350,000	Hewlett-Packard Co., 6.125%, due 03/01/2014	384,578

	Diversified Financial Services - 3.16%
500,000	CME Group, Inc., 5.75%, due 02/15/2014	545,999
500,000	Toyota Motor Credit Corp., 3.20%, due 06/17/2015	524,752
		1,070,751
	Electric - 3.29%
500,000	Florida Power Corp., 4.55%, due 04/01/2020 (b)	560,791
500,000	Georgia Power Co., 4.25%, due 12/01/2019	551,764
		1,112,555
	Electrical Components - 0.85%
250,000	Emerson Electric Co., 5.125%, due 12/01/2016 (b)	288,598

	Food - 1.27%
400,000	McCormick & Co., Inc., 5.25%, due 09/01/2013 (b)	429,794

	Healthcare - Product - 2.12%
600,000	Johnson & Johnson, 5.15%, due 07/15/2018 (b)	717,922

	Healthcare - Services - 0.05%
15,000	UnitedHealth Group, Inc., 5.00%, due 08/15/2014	16,335

	Household Products - 0.79%
250,000	Kimberly-Clark Corp., 5.00%, due 08/15/2013	267,638

	Miscellaneous Manufacturing - 1.65%
500,000	General Electric Co., 5.25%, due 12/06/2017	559,952

	Office & Business Equipment - 0.79%
250,000	Pitney Bowes, Inc., 5.75%, due 09/15/2017 (b)	265,607

	Oil & Gas - 1.60%
250,000	BP Capital Markets, PLC, 4.75%, due 03/10/2019 (b)	273,993
250,000	ConocoPhillips Australia Funding Co., 5.50%, due 04/15/2013	265,770
		539,763

MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
November 30, 2011 (Unaudited)

PAR VALUE	CORPORATE BONDS - 41.72% (continued)	FAIR VALUE

	Pharmaceuticals - 2.53%
$250,000	Abbott Laboratories, 5.15%, due 11/30/2012	$261,490
500,000	GlaxoSmithKline Capital, Inc., 5.65%, due 05/15/2018	595,660
		857,150
	Retail - 0.77%
250,000	Lowe's Cos., Inc., 5.60%, due 09/15/2012	259,332

	Telecommunications - 3.74%
500,000	AT&T, Inc., 2.95%, due 05/15/2016	517,316
200,000	AT&T, Inc., SBC Comm, 5.625%, due 06/15/2016	229,096
500,000	Verizon Communications, Inc., 3.00%, due 04/01/2016	519,985
		1,266,397
	Total Corporate Bonds (Cost $13,241,063)	14,121,881

PAR VALUE	MORTGAGE-BACKED SECURITIES (b) - 14.41%	FAIR VALUE

	Federal Home Loan Mortgage Corporation - 5.49%
$124,259	Series 15L, 7.00%, due 07/25/2023	$129,002
201,366	Series 2840 VC, 5.00%, due 08/15/2015	209,744
629,686	Series 2841 BY, 5.00%, due 08/15/2019	687,537
7,989	Series 3058 WV, 5.50%, due 10/15/2035	8,022
750,000	Series 3290 PD, 5.50%, due 3/15/2035	823,492
		1,857,797
	Federal National Mortgage Association - 7.44%
1,100,000	Pool 386008, 4.52%, due 04/01/2013	1,129,280
196,712	Pool 545759, 6.50%, due 07/01/2032	222,105
92,354	Pool 725421, 7.00%, due 09/01/2017	101,774
90,468	Pool 754289, 6.00%, due 11/01/2033	100,379
243,348	Pool 882684, 6.00%, due 06/01/2036	270,843
300,000	Series 2003-54-PG, 5.50%, due 09/25/2032	325,415
328,545	Series 2007-40-PT, 5.50%, due 05/25/2037	368,624
		2,518,420
	Government National Mortgage Association - 1.48%
136,603	Pool 476998, 6.50%, due 07/15/2029	158,229
139,594	Pool 648337, 5.00%, due 10/15/2020	151,882
170,048	Pool 676516, 6.00%, due 02/15/2038	191,672
		501,783
	Total Mortgage-Backed Securities (Cost $4,593,004)	4,878,000

MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
November 30, 2011 (Unaudited)

SHARES	MONEY MARKET FUNDS - 11.33%	FAIR VALUE

3,834,771	Fidelity Institutional Money Market Fund Class I, 0.22% (a)
	(Cost $3,834,771)	$3,834,771

	Total Investments at Fair Value - 99.23% (Cost $31,573,376)	$33,587,207

	Other Assets in Excess of Liabilities, Net - 0.77%	262,037

	Net Assets - 100.00%	$33,849,244

(a)	Rate shown represents the yield at November 30, 2011, is subject to change and resets daily.
(b)
Categorized in level 2 of the fair value hierarchy; for additional information and description of the levels, refer to the table included in Note 2 of the accompanying notes to the financial statements.

The accompanying notes are an integral part of the financial statements.

MONTEAGLE INFORMED INVESTOR GROWTH FUND
SCHEDULE OF INVESTMENTS
November 30, 2011 (Unaudited)

SHARES	COMMON STOCKS - 57.31%	FAIR VALUE

	Agriculture - 1.94%
3,300	Philip Morris International, Inc.	$251,592

	Biotechnology - 5.92%
11,200	Alexion Pharmaceuticals, Inc. (a)	768,992

	Chemicals - 1.18%
1,100	CF Industries Holdings, Inc.	153,780

	Commercial Services - 9.73%
2,700	Mastercard, Inc. - Class A	1,011,285
2,600	Visa, Inc. - Class A	252,122
		1,263,407
	Internet - 3.92%
5,800	MercadoLibre, Inc.	508,602

	Pharmaceuticals - 5.85%
16,900	Questcor Pharmaceuticals, Inc. (a)	759,655

	Retail - 20.05%
12,100	Dollar Tree, Inc. (a)	986,029
8,400	Ross Stores, Inc.	748,356
12,500	Ulta Salon Cosmetics & Fragrance, Inc. (a)	870,375
		2,604,760
	Software - 4.90%
19,400	SolarWinds, Inc. (a)	636,126

	Transportation - 3.82%
7,300	Kansas City Southern (a)	496,619

	Total Common Stocks (Cost $6,971,149)	7,443,533

SHARES	EXCHANGE-TRADED FUNDS - 24.20%	FAIR VALUE

12,500	ProShares Ultra QQQ (a)	$1,035,125
30,300	ProShares Ultra Russell 2000	1,050,198
23,100	ProShares Ultra S&P 500	1,058,211

	Total Exchange-Traded Funds (Cost $3,054,261)	3,143,534

MONTEAGLE INFORMED INVESTOR GROWTH FUND
SCHEDULE OF INVESTMENTS
November 30, 2011 (Unaudited)

SHARES	MONEY MARKET FUND - 24.70%	FAIR VALUE

	Fidelity Institutional Money Market Fund Class I, 0.22% (b) (c)
3,207,427	(Cost $3,207,427)	$3,207,427

	Total Investments at Fair Value - 106.21% (Cost $13,232,837)	$13,794,494

	Liabilities in Excess of Other Assets, Net - (6.21)%	(806,515)

	Net Assets - 100.00%	$12,987,979

(a)	Non-income producing security.
(b)	Rate shown represents the yield at November 30, 2011, is subject to change and resets daily
(c)	All or a portion of the security is segregated as collateral for securities on loan at November 30, 2011. Total collateral had a market value of $3,207,427 at November 30, 2011

The accompanying notes are an integral part of the financial statements.

MONTEAGLE QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS
November 30, 2011 (Unaudited)

SHARES	COMMON STOCKS - 100.97%	FAIR VALUE

	Advertising - 1.05%
6,125	Omnicom Group, Inc.	$264,416

	Aerospace & Defense - 1.54%
5,035	United Technologies Corp.	385,681

	Apparel - 2.03%
5,300	NIKE, Inc. - Class B	509,754

	Beverages - 4.94%
12,030	Coca-Cola Co.	808,777
6,718	PepsiCo, Inc.	429,952
		1,238,729
	Biotechnology -1.09%
4,355	Celgene Corp. (a)	274,713

	Chemicals -2.73%
2,840	Airgas, Inc.	218,538
3,329	CF Industries Holdings, Inc.	465,394
		683,932
	Coal - 0.78%
4,985	Peabody Energy Corp.	195,562

	Commercial Services - 1.54%
13,240	Paychex, Inc.	385,416

	Computers - 12.78%
3,780	Apple, Inc (a)	1,444,716
10,030	Cognizant Technology Solutions Corp. - Class A (a)	675,520
5,780	International Business Machines Corp.	1,086,640
		3,206,876
	Cosmetics & Personal Care - 3.81%
4,060	Estee Lauder Cos., Inc.	478,999
7,390	Procter & Gamble Co.	477,172
		956,171
	Distribution & Wholesale - 3.36%
4,515	W.W. Grainger, Inc.	843,854

	Diversified Financial Services - 3.12%
7,864	American Express Co.	377,787
2,355	BlackRock, Inc.	405,154
		782,941
	Electrical Components & Equipment - 1.11%
6,473	AMETEK, Inc.	277,303

MONTEAGLE QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS
November 30, 2011 (Unaudited)

SHARES	COMMON STOCKS - 100.97% (continued)	FAIR VALUE

	Electronics - 1.27%
7,025	Amphenol Corp. - Class A (a)	$318,443

	Food - 0.96%
3,549	Whole Foods Market, Inc.	241,687

	Healthcare-Products - 3.39%
11,481	Baxter International, Inc.	593,108
2,949	CR Bard, Inc.	257,123
		850,231
	Home Furnishings - 0.56%
2,565	Tempur-Pedic International, Inc. (a)	140,075

	Internet - 4.82%
1,415	Amazon.com, Inc. (a)	272,090
8,195	eBay, Inc. (a)	242,490
1,160	Google, Inc. - Class A (a)	695,292
		1,209,872
	Leisure Time - 1.27%
5,290	Polaris Industries, Inc.	317,929

	Machinery - Construction & Mining - 1.36%
3,500	Caterpillar, Inc.	342,580

	Machinery - Diversified - 4.57%
5,035	Cummins, Inc.	485,022
7,775	Roper Industries, Inc.	662,352
		1,147,374
	Media - 1.82%
12,745	Walt Disney Co.	456,908

	Metal Fabricate & Hardware - 1.94%
2,960	Precision Castparts Corp.	487,660

	Mining - 1.17%
7,391	Freeport-McMoRan Copper & Gold, Inc.	292,684

	Miscellaneous Manufacturing - 2.70%
14,019	Danaher Corp.	678,239

	Oil & Gas - 7.88%
15,980	Exxon Mobil Corp.	1,285,431
6,985	Occidental Petroleum Corp.	690,817
		1,976,248

MONTEAGLE QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS
November 30, 2011 (Unaudited)

SHARES	COMMON STOCKS - 100.97% (continued)	FAIR VALUE

	Oil & Gas Services - 3.16%
2,340	CARBO Ceramics, Inc.	$333,029
6,100	Schlumberger Ltd.	459,513
		792,542
	Packaging & Containers - 1.54%
10,980	Ball Corp.	385,508

	Pharmaceuticals - 1.63%
5,181	Abbott Laboratories	282,624
2,760	Express Scripts, Inc. (a)	125,994
		408,618
	Retail - 7.46%
6,955	McDonald's Corp.	664,342
10,075	Nordstrom, Inc.	456,196
2,549	Tiffany & Co.	170,885
9,860	Wal-Mart Stores, Inc.	580,754
		1,872,177
	Semiconductors - 2.01%
14,433	Microchip Technology, Inc. (c)	503,856

	Software - 5.35%
33,928	Microsoft Corp.	867,878
15,125	Oracle Corp.	474,169
		1,342,047
	Telecommunications - 5.72%
11,940	American Tower Corp.	704,460
13,320	QUALCOMM, Inc.	729,936
		1,434,396
	Transportation - 0.51%
1,995	Kirby Corp. (a)	128,239

	Total Common Stocks (Cost $21,198,652)	25,332,661

SHARES	MONEY MARKET FUND - 3.57%	FAIR VALUE

895,780	Fidelity Institutional Money Market Fund Class I, 0.22% (b) (d)	$895,780
	(Cost $895,780)

	Total Investments at Fair Value – 104.54% (Cost $22,094,432)	$26,228,441

	Liabilities in Excess of Other Assets, Net - (4.54%)	(1,140,006)

	Net Assets - 100.00%	$25,088,435

(a)	Non-income producing security.
(b)	Rate shown represents the yield at November 30, 2011, is subject to change and resets daily.
(c)	All or a portion of the security is out on loan at November 30, 2011. Total loaned securities had market value of $503,856 at November 30, 2011.
(d)	All or a portion of the security is segregated as collateral for securities on loan at November 30, 2011. Total collateral had a market value of $895,780 at November 30, 2011.

The accompanying notes are an integral part of the financial statements

MONTEAGLE SELECT VALUE FUND
SCHEDULE OF INVESTMENTS
November 30, 2011 (Unaudited)

SHARES	COMMON STOCKS - 94.20%	FAIR VALUE

	Aerospace & Defense - 3.38%
1,300	Lockheed Martin Corp.	$101,595
4,953	Raytheon Co.	225,708
		327,303
	Banks - 6.23%
7,400	Bank of America Corp.	40,256
1,091	Goldman Sachs Group, Inc.	104,583
19,947	KeyCorp.	145,414
11,849	Morgan Stanley	175,247
5,310	Wells Fargo & Co.	137,316
		602,816
	Biotechnology - 1.95%
4,747	Gilead Sciences, Inc. (a)	189,168

	Building Materials - 1.61%
16,216	Masco Corp.	155,349

	Chemicals - 1.69%
5,900	Dow Chemical Co.	163,489

	Commercial Services - 3.59%
12,630	H&R Block, Inc.	198,670
9,899	RR Donnelley & Sons Co.	148,683
		347,353
	Computers - 3.32%
6,094	Computer Sciences Corp.	148,876
6,175	Hewlett-Packard Co.	172,591
		321,467
	Diversified Financial Services - 1.12%
436	CME Group, Inc.	108,686

	Electric - 1.15%
2,500	FirstEnergy Corp.	111,175

	Food - 2.25%
21,444	Dean Foods Co. (a)	217,871

	Hand & Machine Tools - 1.38%
2,600	Snap-On, Inc.	133,380

	Healthcare - Products - 0.91%
1,800	Stryker Corp.	87,894

	Healthcare - Services - 7.77%
8,167	UnitedHealth Group, Inc.	398,305
5,016	WellPoint, Inc.	353,879
		752,184

MONTEAGLE SELECT VALUE FUND
SCHEDULE OF INVESTMENTS
November 30, 2011 (Unaudited)

SHARES	COMMON STOCKS - 94.20% (continued)	FAIR VALUE

	Home Furnishings - 1.57%
3,087	Whirlpool Corp.	$151,448

	Housewares - 1.38%
8,700	Newell Rubbermaid, Inc.	133,110

	Insurance - 11.11%
3,715	Aflac, Inc.	161,380
6,388	Allstate Corp.	171,134
4,827	Assurant, Inc.	189,411
32,310	Genworth Financial, Inc. (a)	212,923
5,495	MetLife, Inc.	172,983
3,311	Prudential Financial, Inc.	167,669
		1,075,500
	Iron & Steel - 2.56%
4,197	Nucor Corp.	165,488
3,000	United States Steel Corp.	81,900
		247,388
	Media - 3.08%
12,459	Gannett Co., Inc.	135,305
458	Washington Post Co. - Class B	162,503
		297,808
	Mining - 1.93%
12,000	Titanium Metals Corp.	186,960

	Miscellaneous Manufacturing - 1.20%
7,300	General Electric Co.	116,143

	Office & Business Equipment - 1.23%
14,634	Xerox Corp.	119,267

	Oil & Gas - 5.11%
2,200	ConocoPhillips	156,904
2,683	Diamond Offshore Drilling, Inc. (c)	161,382
5,200	Rowan Cos., Inc. (a)	176,332
		494,618
	Pharmaceuticals - 3.68%
2,392	Merck & Co., Inc.	85,514
13,500	Pfizer, Inc.	270,945
		356,459
	Retail - 10.43%
5,305	Best Buy Co., Inc.	143,713
5,607	CVS Caremark Corp.	217,776
8,423	GameStop Corp. - Class A (a) (c)	194,740
2,000	Kohl's Corp.	107,600
10,382	RadioShack Corp.	119,185
3,848	Wal-Mart Stores, Inc.	226,647
		1,009,661

MONTEAGLE SELECT VALUE FUND
SCHEDULE OF INVESTMENTS
November 30, 2011 (Unaudited)

SHARES	COMMON STOCKS - 94.20% (continued)	FAIR VALUE

	Savings & Loans - 1.10%
19,082	Hudson City Bancorp, Inc.	$106,668

	Semiconductors - 4.41%
22,477	Applied Materials, Inc.	242,302
5,300	Intel Corp.	132,023
12,460	MEMC Electronic Materials, Inc. (a)	51,958
		426,283
	Software - 1.80%
6,806	Microsoft Corp.	174,098

	Telecommunications - 5.62%
4,000	AT&T, Inc.	115,920
9,571	Corning, Inc.	127,007
5,509	Harris Corp.	196,121
38,760	Sprint Nextel Corp. (a)	104,652
		543,700
	Transportation - 1.64%
2,100	Norfolk Southern Corp.	158,634

	Total Common Stocks (Cost $9,847,976)	9,115,880

SHARES	MONEY MARKET FUND - 8.97%	FAIR VALUE

	Fidelity Institutional Money Market Fund Class I, 0.22% (b) (d)
867,883	(Cost $867,883)	$867,883

	Total Investments at Fair Value - 103.17% (Cost $10,715,859)	$9,983,763

	Liabilities in Excess of Other Assets, Net - (3.17%)	(306,899)

	Net Assets - 100.00%	$9,676,864

(a)	Non-income producing security.
(b)	Rate shown represents the yield at November 30, 2011, is subject to change and resets daily.
(c)	All or a portion of the security is out on loan at November 30, 2011. Total loaned securities had market value of $356,112 at November 30, 2011.
(d)	All or a portion of the security is segregated as collateral for securities on loan at November 30, 2011. Total collateral had a market value of $867,883 at November 30, 2011

The accompanying notes are an integral part of the financial statements.

MONTEAGLE VALUE FUND
SCHEDULE OF INVESTMENTS
November 30, 2011 (Unaudited)

SHARES	COMMON STOCKS - 97.93%	FAIR VALUE

	Advertising - 1.79%
27,000	Interpublic Group of Cos., Inc.	$253,260

	Aerospace & Defense - 2.03%
6,300	Raytheon Co.	287,091

	Biotechnology - 2.99%
11,000	Cubist Pharmaceuticals, Inc. (a)	424,270

	Chemicals - 6.65%
6,000	Eastman Chemical Co.	237,720
14,750	EI du Pont de Nemours & Co.	703,870
		941,590
	Commercial Services - 1.36%
16,000	SAIC, Inc. (a)	192,800

	Computers - 2.00%
18,000	Dell, Inc. (a)	283,680

	Electric - 5.29%
25,550	Duke Energy Corp.	532,717
11,000	NRG Energy, Inc. (a)	216,480
		749,197
	Engineering & Construction - 1.40%
8,000	Shaw Group, Inc. (a)	198,560

	Environmental Control - 1.79%
17,000	Calgon Carbon Corp. (a)	252,960

	Food - 2.39%
10,000	Cal-Maine Foods, Inc. (c)	338,600

	Healthcare - Products - 3.08%
32,000	Boston Scientific Corp. (a)	188,800
6,800	Medtronic, Inc.	247,724
		436,524
	Internet - 1.11%
11,000	AOL, Inc. (a)	157,740

	Investment Companies - 1.66%
9,000	Steel Excel, Inc. (a)	234,900

	Iron & Steel - 2.09%
7,500	Nucor Corp.	295,725

MONTEAGLE VALUE FUND
SCHEDULE OF INVESTMENTS
November 30, 2011 (Unaudited)

SHARES	COMMON STOCKS - 97.93% (continued)	FAIR VALUE

	Mining - 11.29%
22,000	Alcoa, Inc.	$220,440
10,000	Barrick Gold Corp.	528,800
10,000	Newmont Mining Corp.	688,800
5,000	Vulcan Materials Co. (c)	162,200
		1,600,240
	Oil & Gas - 6.05%
12,000	Marathon Oil Corp.	335,520
6,000	Marathon Petroleum Corp.	200,340
7,494	Transocean Ltd.	321,118
		856,978
	Oil & Gas Services - 2.60%
10,000	Halliburton Co.	368,000

	Packaging & Containers - 2.15%
9,400	Sonoco Products Co.	305,312

	Pharmaceuticals - 10.63%
10,000	Bristol-Myers Squibb Co.	327,200
16,147	Merck & Co., Inc.	577,255
30,000	Pfizer, Inc.	602,100
		1,506,555
	Retail - 8.71%
34,000	Gap, Inc. (a)	635,460
5,000	Sears Holdings Corp. (a) (c)	301,650
60,000	Wendy's/Arby's Group, Inc. - Class A	297,600
		1,234,710
	Semiconductors - 5.69%
45,000	Amkor Technology, Inc. (a)	199,800
17,000	Applied Materials, Inc.	183,260
17,000	Intel Corp.	423,470
		806,530
	Telecommunications - 9.94%
20,000	AT&T, Inc.	579,600
2,880	Frontier Communications Corp.	16,474
9,700	Rogers Communications, Inc. - Class B	359,191
12,000	Verizon Communications, Inc.	452,760
		1,408,025
	Transportation - 5.24%
11,000	CSX Corp.	238,810
10,000	Tidewater, Inc.	504,000
		742,810
	Total Common Stocks (Cost $12,539,539)	13,876,057

MONTEAGLE VALUE FUND
SCHEDULE OF INVESTMENTS
November 30, 2011 (Unaudited)

SHARES	MONEY MARKET FUND - 7.19%	FAIR VALUE

	Fidelity Institutional Money Market Fund Class I, 0.22% (b) (d)
1,019,662	(Cost $1,019,662)	$1,019,662

	Total Investments at Fair Value - 105.12% (Cost $13,559,201)	$14,895,719

	Liabilities in Excess of Other Assets, Net - (5.12%)	(726,065)

	Net Assets - 100.00%	$14,169,654

(a)	Non-income producing security.
(b)	Rate shown represents the yield at November 30, 2011, is subject to change and resets daily.
(c)	All or a portion of the security is out on loan at November 30, 2011. Total loaned securities had market value of $802,450 at November 30, 2011.
(d)	All or a portion of the security is segregated as collateral for securities on loan at November 30, 2011. Total collateral had a market value of $1,019,662 at November 30, 2011

The accompanying notes are an integral part of the financial statements.

MONTEAGLE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — November 30, 2011 (Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds’ significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation — Equity securities, including common stocks and exchange-traded funds, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund’s business day. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, when valued using market quotations in an active market, are categorized as level 1 securities. However, fair value may be determined using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities would be categorized as level 2 securities. The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely. In the absence of readily available market quotations, or other observable inputs, securities are valued at fair value pursuant to procedures adopted by the Board of Trustees and would be categorized as level 3.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs
• Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

MONTEAGLE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — November 30, 2011 (Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES (continued)

The following is a summary of the inputs used to value the Funds’ investments at fair value as of November 30, 2011:

Fixed Income Fund
		Level 2
		(Other
		Significant
	Level 1	Observable
Security Classification(a)	(Quoted Prices)	Inputs)	Totals
U.S. Government and Agency Obligations	$-	$10,752,555	$10,752,555
Corporate Bonds	10,775,877	3,346,004	14,121,881
Mortgage - Backed securities	-	4,878,000	4,878,000
Money Market Funds	3,834,771	-	3,834,771
Totals	$14,610,648	$18,976,559	$33,587,207

Informed Investor Growth Fund
		Level 2
		(Other
		Significant
	Level 1	Observable
Security Classification(a)	(Quoted Prices)	Inputs)	Totals
Common Stocks(b)	$7,443,533	$-	$7,443,533
Exchange-Traded Funds	3,143,534	-	3,143,534
Money Market Funds	3,207,427	-	3,207,427
Totals	$13,794,494	$-	$13,794,494

Quality Growth Fund
		Level 2
		(Other
		Significant
	Level 1	Observable
Security Classification(a)	(Quoted Prices)	Inputs)	Totals
Common Stocks(b)	$25,332,661	$-	$25,332,661
Money Market Funds	895,780	-	895,780
Totals	$26,228,441	$-	$26,228,441

MONTEAGLE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — November 30, 2011 (Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES (continued)

Select Value Fund
		Level 2
		(Other
		Significant
	Level 1	Observable
Security Classification(a)	(Quoted Prices)	Inputs)	Totals
Common Stocks(b)	$9,115,880	$-	$9,115,880
Money Market Funds	867,883	-	867,883
Totals	$9,983,763	$-	$9,983,763

Value Fund
		Level 2
		(Other
		Significant
	Level 1	Observable
Security Classification(a)	(Quoted Prices)	Inputs)	Totals
Common Stocks(b)	$13,876,057	$-	$13,876,057
Money Market Funds	1,019,662	-	1,019,662
Totals	$14,895,719	$-	$14,895,719

(a)
As of and during the period ended November 30, 2011, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedules of Investments.

It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period. During the three month period ended November 30, 2011, there were no transfers between level 1 and level 2 investments. During the three month period ended November 30, 2011, no securities were fair valued.

MONTEAGLE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — November 30, 2011 (Unaudited)

2.  TAX MATTERS

The following information is based upon the federal income tax cost of the investment securities as of
November 30, 2011:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Fixed Income Fund	$31,471,781	$2,171,211	$(55,785)	$2,115,426
Informed Investor Growth Fund	13,238,203	546,801	(78,197)	468,604
Quality Growth Fund	21,689,408	4,755,230	(690,371)	4,064,859
Select Value Fund	10,375,308	873,052	(1,608,669)	(735,617)
Value Fund	12,794,371	2,779,857	(1,443,338)	1,336,519

The difference between the federal income tax cost of portfolio investments and the financial statement cost for Informed Investor Growth Fund, Quality Growth Fund and Select Value Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

3.  SECTOR RISK

When the Funds emphasize one or more economic sectors, it may be more susceptible to the financial, market, or economic events affecting the particular issuers and industries in which they invest than funds that do not emphasize particular sectors. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

Item 2.	Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Monteagle Funds

By:	/s/ Paul B. Ordonio
Name:	Paul B. Ordonio
Title:	President
Date:	January 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul B. Ordonio
Name:	Paul B. Ordonio
Title:	President
Date:	January 26, 2012

By:	/s/ Larry E. Beaver, Jr.
Name:	Larry E. Beaver, Jr.
Title:	Treasurer
Date:	January 26, 2012